Schedule of reconciliation of income tax credit (Details) (Parenthetical)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Taxation at statutory rate			24.00%	24.00%
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Taxation at statutory rate	24.00%	24.00%